GOING CONCERN (Details) - USD ($) $ in Thousands	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jan. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Dec. 31, 2014
Net proceeds from the sale of common stock									$ 13,316
Net proceeds from the issuance of common stock and warrants							$ 3,583	$ 7,821
Maximum amount of securities to sell subject to regulatory limitation									100,000
Net loss				$ (1,144)	$ (5,034)	$ (3,571)	(9,495)	$ (7,195)	(15,598)	$ (7,807)
Accumulated deficit				$ (10,634)	(35,727)		(35,727)		(26,232)
Working capital					$ (3,500)		$ (3,500)		$ 1,600
Private Placement
Net proceeds from the sale of common stock		$ 5,500
Public Offering
Net proceeds from the sale of common stock			$ 7,800
Net proceeds from the issuance of common stock and warrants	$ 3,600
Public Offering | Subsequent event
Net proceeds from the issuance of common stock and warrants	$ 3,600